UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (30,411)	$ 65,934
Fair value adjustments to hedging financial instruments	(7,317)	(3,411)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	0	110
Other comprehensive income/(loss)	(135)	56
Other comprehensive loss, net of tax	(7,452)	(3,245)
Comprehensive (loss)/income	$ (37,863)	$ 62,689